VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property and equipment:
Components of vessels and equipment, net	Useful lives applied in depreciation are as follows:

Vessels	40 to 50 years
Deferred drydocking expenditure	two to five years
Office equipment and fittings	three to six years

Vessels and equipment
Property and equipment:
Components of vessels and equipment, net

(in thousands of $)	2012	2011
Cost	771,945	1,584,365
Accumulated depreciation	(198,330)	(381,362)
Net book value	573,615	1,203,003

(in thousands of $)	2012	2011
Cost	—	600,395
Accumulated depreciation and amortization	—	(98,491)
Net book value	—	501,904